Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies (Textual) [Abstract]
Variable-rate first mortgage loan commitments to extend credit	$ 259,200,000	$ 226,600,000
Fixed-rate first mortgage loan commitments to extend credit	178,700,000	292,400,000
Commitments to purchase fixed-rate first mortgage loans	140,000	500,000
Commitments to purchase variable-rate mortgage-backed securities	0	2,600,000,000
Commitments to purchase fixed-rate mortgage-backed securities	0	9,600,000
Overdraft	2,600,000	2,800,000
Commercial/construction lines of credit	3,300,000	8,600,000
Home Equity [Member]
Debt Instrument [Line Items]
Unused home equity	$ 172,900,000	$ 188,500,000